Share Purchase Warrants	12 Months Ended
Jan. 31, 2021
13. Share Purchase Warrants
(a)	Warrant liabilities

In connection with the asset acquisition (Note 6(b)), 252,595 share purchase warrants were issued with exercise prices denominated in US dollars. When non-compensatory warrants have an exercise price denominated in a currency which is different from the functional currency of the Company (Canadian dollar), the warrants are treated as a financial liabilities. These warrants are therefore classified as a financial liabilities with changes in fair value recognized in the statements of comprehensive loss. The warrant liabilities are measured using Level 3 inputs within the fair value hierarchy.

The following table summarizes the continuity of liability-classified common share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price US$	Liability Amount $
Balance, January 31, 2020, 2019 and 2018	–	–	–
Granted pursuant to acquisition (Note 6(b))	252,595	1.44	57,718
Change in fair value	–	–	73,885
Balance, January 31, 2021	252,595	1.44	131,603

At January 31, 2021, the following liability-classified share purchase warrants were outstanding:

Number of Warrants	Exercise Price US$	Expiry Date	Weighted average remaining contractual life (years)
252,595	1.44	August 6, 2022	1.51

The fair value of warrant liabilities at January 31, 2021 was determined using the Black-Scholes option pricing model, using the following assumptions:

•	Risk free interest rate: 0.11%
•	Volatility: 101%
•	Market price of common shares on valuation date: $1.06
•	Expected dividends: Nil%
•	Expected life: 1.5 years
•	Exercise price: US$1.44

(b)	Equity-classified warrants

The following table summarizes the continuity of equity-classified share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price $

Balance, January 31, 2018	26,513	4.50
Granted	822,092	6.20
Balance, January 31, 2019	848,605	6.18
Granted	7,125,800	3.45
Expired	(26,513)	(4.47)

Balance, January 31, 2020	7,947,892	2.94
Granted (Notes 12(b), 12(c) and 12(e))	742,504	1.54
Exercised (Note 12(h))	(316,000)	(0.60)

Balance, January 31, 2021	8,374,396	2.90

On May 7, 2020, the Company amended the exercise price of the following outstanding warrants that were issued pursuant to private placements completed in 2019: 1,386,800 warrants issued on May 30, 2019 and expiring on May 29, 2021, 4,613,200 warrants issued on May 15, 2019 and expiring on May 14, 2021 and 695,000 warrants issued on April 8, 2019 and expiring on March 16, 2022. The exercise prices of these warrants were amended to $2.50 per warrant. Previous exercise prices were $3.00 and $3.50.

At January 31, 2021, the following equity-classified share purchase warrants were outstanding:

Number of Warrants	Exercise Price $	Expiry Date

17,241	17.40	March 1, 2021
335,325	6.00	September 21, 2021
800	6.00	October 1, 2021
90,726	6.00	October 18, 2021
378,000	6.00	October 22, 2021
695,000	2.50	March 16, 2022
10,800	3.00	March 16, 2022
4,613,200	2.50	May 14, 2021
1,386,800	2.50	May 29, 2021
420,000	3.50	May 29, 2021
211,283	2.30	July 30, 2022
201,221	2.30	August 6, 2022
14,000	0.60	December 1, 2023
8,374,396

The fair values of equity-classified warrants issued pursuant to private placements (Notes 12(b), 12(l) and 12(m)) were estimated using the residual value method and allocated a fair value of $nil. The fair values of equity-classified warrants issued as finders fees (Notes 12(c), 12(l) and 12(n)) were estimated using the Black-Scholes option pricing model and the following assumptions:

•	Dates of grant: April 8, 2019, May 30, 2019, July 31, 2020 and August 7, 2020
•	Risk free interest rate: 0.23 % to 1.59%
•	Volatility: 133% to 170%
•	Market price of common shares on grant date: $2.45 to $2.50
•	Expected dividends: Nil%
•	Expected life: Two (2) to three (3) years
•	Exercise price: $$2.30 to $3.00